Expense Example - PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund - PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund	1 Year	3 Years	5 Years	10 Years
USD ($)	15	48	85	192